STOCKHOLDERS’ EQUITY (DEFICIT)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Series A Preferred Stock

The Company is authorized to issue 1,000,000 shares of $0.001 par value Series A preferred stock (“Series A”). The holder of the Series A preferred stock is entitled to 80% of all voting rights available at the time of any vote. In the event of liquidation or dissolution of the Company, holders of Series A preferred stock are entitled to share ratably in all assets remaining after payment of liabilities and have no liquidation preferences. Holders of Series A preferred stock have a right to convert each share of Series A into five shares common stock. See below for discussion regarding issuance of Series A preferred stock.

Series B Preferred Stock

The Company is authorized to issue 260,000 shares of $0.001 par value Series B preferred stock (“Series A”). The holder of the Series B preferred stock do not have voting rights. In the event of liquidation or dissolution of the Company, holders of Series B preferred stock are entitled to share ratably in all assets remaining after payment of liabilities and have no liquidation preferences. Holders of Series B preferred stock have a right to convert in the pro rata portion of exactly ten percent of the issued and outstanding common stock of the Company.

Common Stock

The Company is authorized to issue 50,000,000 shares of $0.001 par value common stock. The holders of common stock are entitled to one vote per share on all matters submitted to a vote of stockholders.

At Inception, the Company issued 1,000,000 shares of Series A preferred stock and 7,500,000 shares of common stock to founders of the Company for no consideration.

During the six months ended June 30, 2021, the Company sold 155,000 shares of common stock to various investors at prices ranging from $0.50 to $1.50 per share resulting in gross proceeds of $177,500. During the six months ended June 30, 2021, there were $22,500 and $200,000 in subscriptions receivable sold of common and preferred stock, respectively.

During the six months ended June 30, 2022, the Company sold 314,644 shares of common stock to various investors at $1.50 per share resulting in gross proceeds of $471,967. Offering costs related to the sale of these shares amounted to $19,246 As of June 30, 2022, there were no subscriptions receivable related to these sales.

During the six months ended June 30, 2022, the Company issued 400,000 shares of common stock to two employees for services rendered. The Company recorded $600,000 as stock-based compensation, within general and administrative expense, in connection with the issuance. The Company valued the shares based upon the recent sales of common stock.

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Series A Preferred Stock

The Company is authorized to issue 1,000,000 shares of $0.001 par value Series A preferred stock (“Series A”). The holder of the Series A preferred stock is entitled to 80% of all voting rights available at the time of any vote. In the event of liquidation or dissolution of the Company, holders of Series A preferred stock are entitled to share ratably in all assets remaining after payment of liabilities and have no liquidation preferences. Holders of Series A preferred stock have a right to convert each share of Series A into five shares common stock. See below for discussion regarding issuance of Series A preferred stock.

Series B Preferred Stock

The Company is authorized to issue 260,000 shares of $0.001 par value Series B preferred stock (“Series A”). The holder of the Series B preferred stock do not have voting rights. In the event of liquidation or dissolution of the Company, holders of Series B preferred stock are entitled to share ratably in all assets remaining after payment of liabilities and have no liquidation preferences. Holders of Series B preferred stock have a right to convert in the pro rata portion of exactly ten percent of the issued and outstanding common stock of the Company.

During the period from Inception to December 31, 2020, the Company sold 260,000 shares of Series B preferred stock to various investors at $2.50 per share resulting in gross proceeds of $650,000. As of December 31, 2020, subscriptions receivable related to these were $400,000. During the year ended the Company received the $400,000, which $200,000 was paid to an entity controlled by the Company’s Chief Executive Officer. The $200,000 has been classified as officer compensation on the accompanying statements of operations.

Common Stock

The Company is authorized to issue 50,000,000 shares of $0.001 par value common stock. The holders of common stock are entitled to one vote per share on all matters submitted to a vote of stockholders.

At Inception, the Company issued 1,000,000 shares of Series A preferred stock and 7,500,000 shares of common stock to founders of the Company for no consideration.

During the period from Inception to December 31, 2020, the Company sold 155,000 shares of common stock to various investors at $0.50 per share resulting in gross proceeds of $77,500. As of December 31, 2021, there were no subscriptions receivable related to these sales.

During the year ended December 31, 2021, the Company sold 984,701 shares of common stock to various investors at prices ranging from $0.50 to $1.50 per share resulting in gross proceeds of $1,412,050. Offering costs of $68,499 were offset against the gross proceeds. As of December 31, 2021, there was a subscription receivable of $1,500 related to these sales.

Subsequent to December 31, 2021, the Company sold an additional 314,645 shares of common stock to various investors for gross proceeds of $471,967.